Regulatory Matters, Commitments, Contingencies And Environmental Liabilities (Narrative) (Details)	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2015 USD ($)	Apr. 30, 2015 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jan. 10, 2014 USD ($)
Payments for Environmental Liabilities					$ 38,000,000	$ 48,000,000
Debt Instrument, Interest Rate, Stated Percentage					4.50%
Lease Expiration Date					Dec. 31, 2058
Operating leases rent expense					$ 225,000,000	159,000,000	$ 151,000,000
Environmental Costs Recognized, Recovery Credited to Expense					19,000,000
Total environmental liabilities					368,000,000	401,000,000
Guarantor Obligations, Current Carrying Value								$ 600,000,000
Operating Leases, Rent Expense, Contingent Rentals					$ 26,000,000	24,000,000	$ 22,000,000
Site Contingency, Number of Sites Needing Remediation					50
Proposed Environmental Penalty					$ 0
Payments to Acquire Businesses, Gross	$ 382,000,000
FGT [Member]
Proceeds from Legal Settlements				$ 100,000,000
Interest Awarded				$ 19,000,000	1,000,000
AmeriGas [Member]
Contingent Residual Support Agreement Obligation					$ 1,550,000,000
Southern Union [Member]
Percentage Of Recovery					50.00%
Loss Contingency, Estimated Recovery from Third Party					150000
Related To Deductibles [Member]
Accrual for loss contingency					$ 40,000,000	37,000,000
MTBE Sites [Member]
Site Contingency, Number of Sites Needing Remediation					19
Compensatory Damages [Member]
Gain Contingency, Unrecorded Amount					$ 319,000,000
Disgorgement [Member]
Gain Contingency, Unrecorded Amount					595,000,000
Expense Reimbursement [Member]
Gain Contingency, Unrecorded Amount					1,000,000
Final Judgement [Member]
Gain Contingency, Unrecorded Amount					536,000,000
New Mexico Environmental Department [Member]
Total environmental liabilities					250,000
Texas Commission on Environmental Quality [Member]
Total environmental liabilities					$ 300,000
Dropdown of Sunoco LLC Interest [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage		31.58%
Payments to Acquire Businesses, Gross		$ 775,000,000
Equity Issued in Business Combination, Fair Value Disclosure		$ 41,000,000
Dropdown of Sunoco LLC Interest [Member] | Sunoco LP [Member]
Payments to Acquire Businesses, Gross			$ 2,200,000,000
6.375% Senior Notes due April 2023 [Member] | Sunoco LP [Member]
Debt Instrument, Interest Rate, Stated Percentage					6.375%
Senior Notes					$ 800,000,000	$ 0